Consolidated Statements of Operations and Comprehensive Loss (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Collaborations and contracts	16,122,843	14,923,860	13,831,916
Licensing fees and milestone payments	524,100	514,129	596,500
License amendment payment		5,916,750
Total revenue	16,646,943	21,354,739	14,428,416
Research, development, collaborations and contracts	19,898,969	22,133,983	17,764,379
General and administrative	6,312,487	4,780,745	4,152,540
Depreciation of property and equipment	975,512	1,038,573	988,659
Loss on purchase and settlement of exchangeable and development notes (note 3(f))		5,916,750
Total expenses	27,186,968	33,870,051	22,905,578
Loss from operations	(10,540,025)	(12,515,312)	(8,477,162)
Interest income	124,852	106,957	163,696
Foreign exchange losses	(14,522)	(7,125)	(435,691)
Warrant issuance costs (note 6(a))	(80,000)
Change in fair value of warrant liability (note 6(a))	572,769
Net loss and comprehensive loss	(9,936,926)	(12,415,480)	(8,749,157)
Loss per common share
Basic and diluted (in Dollars per share)	(0.88)	(1.20)	(0.85)
Weighted average number of common shares
Basic and diluted	11,318,766	10,332,941	10,325,023